UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN  55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN  55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/08

Date of reporting period: 11/30/07

Item 1— Schedule of Investments

Schedule of INVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE+

Investment Companies - 98.6%
Equity Funds (a)- 76.5%
First American Equity Income Fund, Class Y	172,893	$2,756
First American International Fund, Class Y	498,818	8,435
First American International Select Fund, Class Y	2,048,266	23,883
First American Large Cap Growth Opportunities Fund, Class Y	589,011	21,240
First American Large Cap Select Fund, Class Y	1,058,288	17,091
First American Large Cap Value Fund, Class Y	473,921	10,284
First American Mid Cap Growth Opportunities Fund, Class Y (b)	76,107	3,595
First American Mid Cap Value Fund, Class Y	84,968	2,287
First American Quantitative Large Cap Core Fund, Class Y	375,411	9,686
First American Quantitative Large Cap Growth Fund, Class Y	56,106	1,486
First American Quantitative Large Cap Value Fund, Class Y	56,192	1,431
First American Real Estate Securities Fund, Class Y	159,118	3,488
First American Small Cap Growth Opportunities Fund, Class Y (b)	61,630	1,321
First American Small Cap Select Fund, Class Y (b)	170,295	2,352
First American Small Cap Value Fund, Class Y	8,603	112
Total Equity Funds		109,447

Fixed Income Funds(a) - 18.0%
First American Inflation Protected Securities Fund, Class Y	500,211	5,042
First American Total Return Bond Fund, Class Y	2,030,038	20,645
Total Fixed Income Funds
		25,687
Exchange-Traded Fund - 4.1%
iShares S&P GSCI Commodity-Indexed Trust (b)	118,134	5,859
Total Investment Companies
(Cost $129,383)		140,993
Short-Term Investment (a) - 1.2%
First American Prime Obligations Fund, Class Z
(Cost $1,660)	1,660,089	1,660
Total Investments - 99.8%
(Cost $131,043)		142,653
Other Assets and Liabilities, Net - 0.2%		333
Total Net Assets - 100.0%		$142,986

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2007.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2007.

Schedule of INVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE +

Investment Companies - 99.4%
Equity Funds (a) - 65.1%
First American Equity Income Fund, Class Y	257,750	$4,108
First American International Fund, Class Y	497,312	8,409
First American International Select Fund, Class Y	2,093,638	24,412
First American Large Cap Growth Opportunities Fund, Class Y	594,996	21,456
First American Large Cap Select Fund, Class Y	1,237,788	19,990
First American Large Cap Value Fund, Class Y	470,175	10,203
First American Mid Cap Growth Opportunities Fund, Class Y (b)	76,543	3,616
First American Mid Cap Value Fund, Class Y	101,580	2,733
First American Quantitative Large Cap Core Fund, Class Y	441,970	11,403
First American Quantitative Large Cap Growth Fund, Class Y	70,132	1,858
First American Quantitative Large Cap Value Fund, Class Y	70,240	1,789
First American Real Estate Securities Fund, Class Y	160,313	3,514
First American Small Cap Select Fund, Class Y (b)	144,109	1,990
First American Small Cap Value Fund, Class Y	11,850	155
Total Equity Funds		115,636

Fixed Income Funds (a) - 31.1%
First American Inflation Protected Securities Fund, Class Y	618,843	6,238
First American Total Return Bond Fund, Class Y	4,815,532	48,974
Total Fixed Income Funds		55,212

Exchange-Traded Fund - 3.2%
iShares S&P GSCI Commodity-Indexed Trust (b)	115,875	5,747

Total Investment Companies
(Cost $155,849)		176,595

Short-Term Investment (a) - 0.6%
First American Prime Obligations Fund, Class Z
(Cost $1,122)	1,121,649	1,122

Total Investments - 100.0%
(Cost $156,971)		177,717
Other Assets and Liabilities, Net - (0.0)%		(102)
Total Net Assets - 100.0%		$177,615

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2007.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2007.

Schedule of INVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE +

Investment Companies - 98.9%
Equity Funds (a) - 52.6%
First American Equity Income Fund, Class Y	528,144	$8,419
First American International Fund, Class Y	709,154	11,992
First American International Select Fund, Class Y	2,881,169	33,594
First American Large Cap Growth Opportunities Fund, Class Y	809,747	29,199
First American Large Cap Select Fund, Class Y	1,781,046	28,764
First American Large Cap Value Fund, Class Y	500,626	10,864
First American Mid Cap Growth Opportunities Fund, Class Y (b)	102,407	4,838
First American Mid Cap Value Fund, Class Y	123,399	3,321
First American Quantitative Large Cap Core Fund, Class Y	709,591	18,307
First American Quantitative Large Cap Growth Fund, Class Y	124,234	3,291
First American Quantitative Large Cap Value Fund, Class Y	124,426	3,169
First American Real Estate Securities Fund, Class Y	197,303	4,325
First American Small Cap Select Fund, Class Y (b)	220,899	3,051
First American Small Cap Value Fund, Class Y	16,328	213
Total Equity Funds		163,347

Fixed Income Funds (a) - 44.1%
First American Inflation Protected Securities Fund, Class Y	1,084,734	10,934
First American Total Return Bond Fund, Class Y	12,418,042	126,291
Total Fixed Income Funds		137,225

Exchange-Traded Fund - 2.2%
iShares S&P GSCI Commodity-Indexed Trust (b)	137,823	6,836
Total Investment Companies
(Cost $284,047)		307,408
Short-Term Investment (a) - 1.1%
First American Prime Obligations Fund, Class Z
(Cost $3,242)	3,242,054	3,242
Total Investments - 100.0%
(Cost $287,289)		310,650
Other Assets and Liabilities, Net - 0.0%		71
Total Net Assets - 100.0%		$310,721

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2007.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2007.

Schedule of INVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE +

Investment Companies - 99.0%
Equity Funds (a) - 27.0%
First American Equity Income Fund, Class Y	111,670	$1,780
First American International Fund, Class Y	85,413	1,444
First American International Select Fund, Class Y	361,039	4,210
First American Large Cap Growth Opportunities Fund, Class Y	87,895	3,170
First American Large Cap Select Fund, Class Y	195,964	3,165
First American Large Cap Value Fund, Class Y	38,463	835
First American Mid Cap Growth Opportunities Fund, Class Y (b)	14,374	679
First American Mid Cap Value Fund, Class Y	24,237	652
First American Quantitative Large Cap Core Fund, Class Y	138,670	3,578
First American Quantitative Large Cap Growth Fund, Class Y	30,057	796
First American Quantitative Large Cap Value Fund, Class Y	30,103	767
First American Real Estate Securities Fund, Class Y	11,295	248
First American Small Cap Select Fund, Class Y (b)	4,843	67
Total Equity Funds		21,391

Fixed Income Funds (a) - 71.9%
First American Core Bond Fund, Class Y	1,836,190	20,400
First American Inflation Protected Securities Fund, Class Y	324,269	3,268
First American Total Return Bond Fund, Class Y	3,266,477	33,220
Total Fixed Income Funds		56,888

Exchange-Traded Fund - 0.1%
iShares S&P GSCI Commodity-Indexed Trust (b)	2,127	105
Total Investment Companies
(Cost $73,562)		78,384

Short-Term Investment (a) - 1.2%
First American Prime Obligations Fund, Class Z
(Cost $935)	935,136	935
Total Investments - 100.2%
(Cost $74,497)		79,319
Other Assets and Liabilities, Net - (0.2)%		(180)
Total Net Assets - 100.0%		$79,139

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2007.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2007.

Schedule of INVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund

DESCRIPTION	SHARES	VALUE+

Investment Companies - 94.9%
Equity Funds (a) - 31.6%
First American Large Cap Value Fund, Class Y	225,151	$4,885
First American Real Estate Securities Fund, Class Y	136,401	2,990
		7,875
Exchange-Traded Funds - 1.2%
iShares Dow Jones Select Dividend Index	3,500	236
KBW Bank	600	29
KBW Capital Markets	500	33
		298
Fixed Income Funds (a) - 62.1%
First American High Income Bond Fund, Class Y	934,445	8,606
First American U.S. Government Mortgage Fund, Class Y	660,683	6,878
		15,484
Total Investment Companies
(Cost $24,268)		23,657

Common Stocks - 4.0%
Consumer Discretionary - 0.1%
Regal Entertainment Group, Class A	1,900	38

Energy - 0.4%
Chevron	300	26
Exxon Mobil	700	63
Rowan	400	14
		103
Financials - 1.4%
Allied Capital	2,600	63
American Capital Strategies	1,900	71
Bank of America	900	42
CapitalSource - REIT	1,200	20
Citigroup	900	30
Comerica	400	18
Huntington Bancshares	1,200	19
Thornburg Mortgage - REIT	1,900	20
Wachovia	400	17
Washington Mutual	900	18
Wells Fargo	800	26
		344
Healthcare - 0.2%
Pfizer	2,600	62

Industrials - 0.1%
General Electric	600	23

Materials - 0.7%
Dow Chemical	700	29
MeadWestvaco	900	30
Packaging Corporation of America	1,700	48
Southern Copper	600	66
		173
Telecommunication Services - 0.4%
AT&T	900	34
Citizens Communications	4,600	60
		94
Utilities - 0.7%
Consolidated Edison	700	34
Energy East	1,900	52
Nicor	300	13
Progress Energy	1,000	49
TECO Energy	1,200	21
		169
Total Common Stocks
(Cost $1,095)		1,006

Short-Term Investment - 0.4%
First American Prime Obligations Fund, Class Z (a)
(Cost $108)	108,048	108

Total Investments - 99.3%
(Cost $25,471)		24,771
Other Assets and Liabilities, Net - 0.7%		177
Total Net Assets - 100.0%		$24,948

+
Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2007.  Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of November 30, 2007, the fund held no fair valued securities.

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

REIT -	Real Estate Investment Trust

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:  /s/Thomas S. Schreier, Jr.
_________________________
Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Thomas S. Schreier, Jr.
_________________________
Thomas S. Schreier, Jr.
President

Date:  January 17, 2008

By:  /s/Charles D. Gariboldi, Jr.
_________________________
Charles D. Gariboldi, Jr.
Treasurer

Date:  January 17, 2008